Note 12 - Segmented Information	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
12.	SEGMENTED INFORMATION

The Company primarily operates in one reportable operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	September 30, 2023	March 31, 2023
Exploration and evaluation assets
Canada	$11,397,151	$10,713,334
United States	1,806,576	1,706,457
	$13,203,727	$12,477,791